Note 22 - Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of total liabilities [text block]
	2019	2018 (restated)

Secured bank loans	284.5	434.7
Unsecured bank loans	212.6	212.3
Debentures and unsecured bond issues	106.6	104.7
Other unsecured loans	94.1	99.0
Lease liabilities	1,711.9	1,311.7
Non-current liabilities	2,409.7	2,162.4

Secured bank loans	176.7	1,404.8
Unsecured bank loans	0.1	86.6
Other unsecured loans	40.3	39.2
Lease liabilities	436.0	410.5
Current liabilities	653.1	1,941.1

Disclosure of detailed information about borrowings [text block]
		2019			2018 (restated)
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in USD fixed rate	4.73%	10.9	8.1	4.40%	32.4	9.9
Debt denominated in US dollars floating rate	4.10%	95.1	0.2	3.59%	538.8	91.2
Debt denominated in CAD dollars floating rate	2.71%	0.5	–	2.43%	743.9	9.3
Debt denominated in CAD dollars fixed rate	3.50%	38.0	205.7	3.50%	25.2	120.4
Other latin american currency fixed rate	9.95%	34.3	313.6	10.02%	26.1	235.2
Reais denominated floating rate (TJLP and TR)	9.33%	10.0	161.8	9.08%	75.3	162.3
Reais debt - ICMS fixed rate	6.05%	40.4	86.0	5.79%	37.2	91.2
Reais debt - fixed rate	7.80%	423.9	1,634.3	10.00%	462.2	1,442.9
Total		653.1	2,409.7		1,941.1	2,162.4

Disclosure of terms and debt repayments [text block]
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	461.2	577.8	197.6	72.2	68.9	87.9	151.1
Unsecured bank loans	212.7	215.0	21.7	179.3	14.0	-	-
Debentures and unsecured bond issues	106.6	141.7	15.9	125.9	-	-	-
Other Unsecured loans	134.5	261.9	56.2	48.4	42.2	13.8	101.4
Lease liabilities	2,147.9	2,766.6	572.2	615.9	466.6	447.6	664.3
	3,062.8	3,963.1	863.5	1,041.7	591.8	549.4	916.7
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,839.5	1,892.3	1,453.2	156.7	56.6	104.6	121.2
Unsecured bank loans	298.9	381.6	128.0	0.1	253.4	-	0.0
Debentures and unsecured bond issues	104.7	157.6	15.9	15.9	120.5	5.3	-
Other Unsecured loans	138.2	286.4	57.5	56.4	36.0	26.6	109.9
Lease liabilities	1,722.2	2,534.0	548.2	691.6	458.7	354.4	481.1
	4,103.5	5,251.9	2,202.9	920.6	925.2	491.0	712.2

Reconciliation of liabilities arising from financing activities [text block]
	Current liabilities	Non-current liabilities
December 31, 2018 (restated)	1,941.1	2,162.4
Proceeds	782.8	163.3
Payments	(2,344.5)	(8.2)
Foreign exchange	28.6	12.8
Transfer between current and non-current	612.3	(612.3)
New lease agreements	92.4	806.5
Interest of lease	152.5	–
Payment of lease liabilities	(537.2)	–
Other movements	(74.9)	(114.8)
December 31, 2019	653.1	2,409.7